REVENUE - Summary of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 108,652	$ 76,507	$ 42,323
Performance marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	87,824	61,102	37,803
Subscription and content syndication
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	7,652	6,438	0
Advertising and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 13,176	$ 8,967	$ 4,520